Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class K | BlackRock LifePath ESG Index 2055 Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	20.79%	15.75%	21.18%	(18.53%)	19.98%